Intangible Assets - Schedule of intangible assets and other longer-term assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 127,282	$ 4,044
Impairment	108,189
Ending balance	16,008	127,282
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	130,247	5,242
Business acquisitions		122,340
Additions	1,577	2,977
Transfers		(312)
Disposals	(723)
Ending balance	131,101	130,247
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,965	1,198
Amortization	3,939	1,767
Impairment	108,189
Ending balance	115,093	2,965
Cultivating and processing license
Disclosure of detailed information about intangible assets [line items]
Beginning balance	114,832	2,142
Ending balance	5,476	114,832
Cultivating and processing license | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	116,433	2,545
Business acquisitions		113,888
Additions	0	0
Transfers		0
Disposals	0
Ending balance	116,433	116,433
Cultivating and processing license | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,601	403
Amortization	3,167	1,198
Impairment	106,189
Ending balance	110,957	1,601
Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,440	0
Impairment	2,000
Ending balance	6,440	8,440
Brand | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,440	0
Business acquisitions		8,440
Additions	0	0
Transfers		0
Disposals	0
Ending balance	8,440	8,440
Brand | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	0	0
Impairment	2,000
Ending balance	2,000	0
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,289	1,014
Ending balance	1,744	2,289
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,558	1,800
Business acquisitions		12
Additions	702	1,746
Transfers		0
Disposals	(550)
Ending balance	3,710	3,558
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,269	786
Amortization	697	483
Impairment	0
Ending balance	1,966	1,269
Domain names
Disclosure of detailed information about intangible assets [line items]
Beginning balance	519	576
Ending balance	460	519
Domain names | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	585	585
Business acquisitions		0
Additions	0	0
Transfers		0
Disposals	0
Ending balance	585	585
Domain names | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66	9
Amortization	59	57
Impairment	0
Ending balance	125	66
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,202	0
Ending balance	1,888	1,202
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,231	0
Business acquisitions		0
Additions	875	1,231
Disposals	(173)
Ending balance	1,933	1,231
Patents | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29	0
Amortization	16	29
Impairment	0
Ending balance	45	29
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	312
Ending balance	0	0
Other | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	312
Business acquisitions		0
Additions	0	0
Transfers		(312)
Disposals	0
Ending balance	0	0
Other | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	0	0
Impairment	0
Ending balance	$ 0	$ 0